Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property And Equipment Tables Abstract
Schedule of property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance at December 31, 2018	5,046	1,502	2,509	9,057
Additions	186	3	—	189
Disposals	(719)	(325)	—	(1,044)
Balance at December 31, 2019	4,513	1,180	2,509	8,202
Additions	22	—	—	22
Disposals	(2,452)	—	(454)	(2,906)
Balance at December 31, 2020	2,083	1,180	2,055	5,318

Accumulated depreciation
Balance at December 31, 2018	3,672	899	1,470	6,041
Depreciation	749	116	465	1,330
Disposals	(660)	(282)	—	(942)
Balance at December 31, 2019	3,761	733	1,935	6,429
Depreciation	229	91	311	631
Disposals	(2,443)	—	(191)	(2,634)
Balance at December 31, 2020	1,547	824	2,055	4,426

Net book value
Balance at December 31, 2019	752	447	574	1,773
Balance at December 31, 2020	536	356	—	892